Offerings	Sep. 18, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.450% Notes due 2026
Maximum Aggregate Offering Price	$ 499,640,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,746.86
Offering Note	The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-266837), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Notes due 2029
Maximum Aggregate Offering Price	$ 599,646,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 88,507.75
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2034
Maximum Aggregate Offering Price	$ 696,227,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 102,763.11
Offering Note	See Offering Note 1.